Share-Based Compensation - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan (Details) - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding balance	8,698,270	7,543,770
Weighted average exercise price, Outstanding balance	$ 0.63	$ 0.57
Weighted average remaining contractual term, Outstanding balance	5 years 4 months 17 days	5 years 1 month 6 days
Aggregate Intrinsic Value, Outstanding balance	$ 20.00	$ 20.00
Number of options, Granted
Weighted average exercise price, Granted
Aggregate Intrinsic Value, Granted
Number of options, Exercised
Weighted average exercise price, Exercised
Aggregate Intrinsic Value, Exercised
Number of options, Forfeited
Weighted average exercise price, Forfeited
Aggregate Intrinsic Value, Forfeited
Number of options, Expired		(1,154,500)
Weighted average exercise price, Expired		$ 0.43
Aggregate Intrinsic Value, Expired
Number of options, Vested and expected to vest at end of period		7,543,770
Weighted average exercise price, Vested and expected to vest at end of period		$ 0.57
Weighted average remaining contractual term, Vested and expected to vest at end of period		5 years 1 month 6 days
Aggregate Intrinsic Value, Vested and expected to vest at end of period
Number of options, Exercisable		7,543,770
Weighted average exercise price, Exercisable		$ 0.57
Weighted average remaining contractual term, Exercisable		5 years 1 month 6 days
Aggregate Intrinsic Value, Exercisable